Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expenses [Line Items]
Income tax expenses, current	CAD 7,310	CAD 3,674
Income tax expenses, deferred	36,403	13,133
Income tax expense	43,713	16,807
Canada
Income Tax Expenses [Line Items]
Income tax expenses, current	5,272	5,660
Income tax expenses, deferred	1,959	(3,538)
Income tax expense	7,231	2,122
United States
Income Tax Expenses [Line Items]
Income tax expenses, current	2,038	(1,986)
Income tax expenses, deferred	34,444	16,671
Income tax expense	CAD 36,482	CAD 14,685